SUPPLEMENTAL FINANCIAL INFORMATION Company (Condensed Consolidated Statement of Cash Flows) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ 1,193	$ 1,053
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0	(8,409)
Additions to property, plant and equipment	(1,529)	(1,080)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	(213)	(276)
Proceeds from Sale of Equity Method Investments	0	665
Other investing activities	(19)	63
Net cash used in investing activities	(1,761)	(9,037)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	(31)	118
Proceeds from (Repayments of) Short-term Debt	383	0
Proceeds from Issuance of Long-term Debt	129	6,423
Proceeds from Convertible Debt	0	1,413
Retirement of long-term debt	(453)	(273)
Net repayments under committed credit facilities	230	(315)
Proceeds from Issuance of Common Stock	682	354
Dividends on common stock	(287)	(221)
Dividends on preferred stock	(28)	(28)
Dividends paid by subsidiaries to non-controlling interest	(6)	(5)
Proceeds from (Payments for) Other Financing Activities	(26)	(18)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	593	7,448
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	(13)	(65)
Cash and Cash Equivalents, Period Increase (Decrease)	12	(601)
Beginning Balance	491
Ending Balance	503	491
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(861)	171
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0
Additions to property, plant and equipment	(13)	0
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	0	0
Proceeds from Sale of Equity Method Investments	0	0
Repayment of Notes Receivable from Related Parties	(1,099)	9,179
Other investing activities	3	0
Net cash used in investing activities	(1,109)	9,179
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	0	14
Proceeds from Issuance of Long-term Debt	113	(5,081)
Proceeds from Convertible Debt	0	0
Retirement of long-term debt	15	19
Proceeds from Long-term Lines of Credit	6	(6)
Proceeds from Issuance of Common Stock	1,703	(4,202)
Issuance of preferred stock, net of issuance costs	195	(195)
Dividends on common stock	272	254
Dividends on preferred stock	42	49
Dividends paid by subsidiaries to non-controlling interest	(4)	(3)
Proceeds from (Payments for) Other Financing Activities	(372)	(185)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	1,970	(9,336)
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	14
Beginning Balance	0	(14)
Ending Balance	0	0
Parent Company [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	195	265
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0
Additions to property, plant and equipment	(5)	(2)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	0	0
Proceeds from Sale of Equity Method Investments	0	665
Repayment of Notes Receivable from Related Parties	(708)	(2,348)
Other investing activities	(34)	0
Net cash used in investing activities	(747)	(1,685)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	0	(14)
Proceeds from Issuance of Long-term Debt	0	2,037
Proceeds from Convertible Debt	0	(44)
Retirement of long-term debt	0	(250)
Proceeds from Long-term Lines of Credit	(30)	(210)
Proceeds from Issuance of Common Stock	682	354
Issuance of preferred stock, net of issuance costs	0	0
Dividends on common stock	(287)	(221)
Dividends on preferred stock	(28)	(28)
Dividends paid by subsidiaries to non-controlling interest	0	0
Proceeds from (Payments for) Other Financing Activities	290	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	627	1,624
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	1	(4)
Cash and Cash Equivalents, Period Increase (Decrease)	76	200
Beginning Balance	200	0
Ending Balance	276	200
Subsidiary Issuer [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	22	29
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0
Additions to property, plant and equipment	0	0
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	0	0
Proceeds from Sale of Equity Method Investments	0	0
Repayment of Notes Receivable from Related Parties	(26)	(4,416)
Other investing activities	0	0
Net cash used in investing activities	(26)	(4,416)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	0	0
Proceeds from Issuance of Long-term Debt	0	4,187
Proceeds from Convertible Debt	0	0
Retirement of long-term debt	0	0
Proceeds from Long-term Lines of Credit	0	0
Proceeds from Issuance of Common Stock	0	242
Issuance of preferred stock, net of issuance costs	0	0
Dividends on common stock	0	0
Dividends on preferred stock	0	0
Dividends paid by subsidiaries to non-controlling interest	0	0
Proceeds from (Payments for) Other Financing Activities	0	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	0	4,429
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	(3)	(14)
Cash and Cash Equivalents, Period Increase (Decrease)	(7)	28
Beginning Balance	28	0
Ending Balance	21	28
Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	712	481
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0	8,409
Additions to property, plant and equipment	(1,031)	(673)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	0	0
Proceeds from Sale of Equity Method Investments	0	0
Repayment of Notes Receivable from Related Parties	15	(18)
Other investing activities	(20)	(3)
Net cash used in investing activities	(1,036)	(9,103)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	(18)	122
Proceeds from (Repayments of) Short-term Debt	383
Proceeds from Issuance of Long-term Debt	147	4,516
Proceeds from Convertible Debt	0	0
Retirement of long-term debt	(413)	(6)
Proceeds from Long-term Lines of Credit	21	0
Proceeds from Issuance of Common Stock	134	3,865
Issuance of preferred stock, net of issuance costs	0	195
Dividends on common stock	0	0
Dividends on preferred stock	(29)	(31)
Dividends paid by subsidiaries to non-controlling interest	0	0
Proceeds from (Payments for) Other Financing Activities	96	(18)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	321	8,643
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	2	7
Cash and Cash Equivalents, Period Increase (Decrease)	(1)	28
Beginning Balance	49	21
Ending Balance	48	49
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	1,125	107
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0
Additions to property, plant and equipment	(480)	(405)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	(213)	(276)
Proceeds from Sale of Equity Method Investments	0	0
Repayment of Notes Receivable from Related Parties	1,818	(2,397)
Other investing activities	32	66
Net cash used in investing activities	1,157	(3,012)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	(13)	(4)
Proceeds from Issuance of Long-term Debt	(131)	764
Proceeds from Convertible Debt	0	1,457
Retirement of long-term debt	(55)	(36)
Proceeds from Long-term Lines of Credit	233	(99)
Proceeds from Issuance of Common Stock	(1,837)	95
Issuance of preferred stock, net of issuance costs	(195)	0
Dividends on common stock	(272)	(254)
Dividends on preferred stock	(13)	(18)
Dividends paid by subsidiaries to non-controlling interest	(2)	(2)
Proceeds from (Payments for) Other Financing Activities	(40)	185
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(2,325)	2,088
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	(13)	(54)
Cash and Cash Equivalents, Period Increase (Decrease)	(56)	(871)
Beginning Balance	214	1,085
Ending Balance	$ 158	$ 214